INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 – INTANGIBLE ASSETS

The Company is a party to a license agreement with the SCTC (as amended) (the “SCTC Agreement”). Pursuant to the SCTC Agreement, the Company obtained, among other things, a worldwide, exclusive, royalty-bearing license from the SCTC to utilize or sublicense a certain medical device patent for the administration of specific cells and/or cell products to the disc and/or spine (and other parts of the body) and a worldwide (excluding Asia and Argentina), exclusive, royalty-bearing license to utilize or sublicense a certain method for culturing cells. Pursuant to the license agreement with the SCTC, unless certain performance milestones had been or are satisfied, the Company would have been required to pay to the SCTC $150,000 by April 2017 and an additional $250,000 by April 2019 in order to maintain its exclusive rights with regard to the disc/spine technology. In February 2017, the Company received authorization from the Food and Drug Administration (the “FDA”) to proceed with a Phase 2 clinical trial. Based upon such authorization, the Company has satisfied a performance milestone such that the Company was not required to pay to the SCTC a minimum amount of $150,000 by April 2017 to retain exclusive rights with regard to the disc/spine technology. In addition, the Company believes that it has until February 2022 to complete the Phase 2 clinical trial in order to satisfy the final performance milestone such that the Company was not required to pay the additional $250,000 by April 2019 pursuant to the SCTC Agreement to maintain its exclusive rights.

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2020	$3,676	$1,301,500	$(566,012)	$739,164
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2020	3,676	1,301,500	(640,908)	664,268
Amortization expense	-	-	(37,264)	(37,264)
Balance as of June 30, 2021	$3,676	$1,301,500	$(678,172)	$627,004
Weighted average remaining amortization period at June 30, 2021 (in years)	-	8.43

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2020	$3,312	$562,700	$566,012
Amortization expense	364	74,532	74,896
Balance as of December 31, 2020	3,676	637,232	640,908
Amortization expense	-	37,264	37,264
Balance as of June 30, 2021	$3,676	$674,496	$678,172

NOTE 5 – INTANGIBLE ASSETS

The Company is a party to a license agreement with the SCTC (as amended) (the “SCTC Agreement”). Pursuant to the SCTC Agreement, the Company obtained, among other things, a worldwide, exclusive, royalty-bearing license from the SCTC to utilize or sublicense a certain medical device patent for the administration of specific cells and/or cell products to the disc and/or spine (and other parts of the body) and a worldwide (excluding Asia and Argentina), exclusive, royalty-bearing license to utilize or sublicense a certain method for culturing cells. Pursuant to the license agreement with the SCTC, unless certain performance milestones had been or are satisfied, the Company would have been required to pay to the SCTC $150,000 by April 2017 and an additional $250,000 by April 2019 in order to maintain its exclusive rights with regard to the disc/spine technology. In February 2017, the Company received authorization from the Food and Drug Administration (the “FDA”) to proceed with a Phase 2 clinical trial. Based upon such authorization, the Company has satisfied a performance milestone such that the Company was not required to pay to the SCTC a minimum amount of $150,000 by April 2017 to retain exclusive rights with regard to the disc/spine technology. In addition, the Company believes that it has until February 2022 to complete the Phase 2 clinical trial in order to satisfy the final performance milestone such that the Company was not required to pay the additional $250,000 by April 2019 pursuant to the SCTC Agreement to maintain its exclusive rights.

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2019	$3,676	$1,301,500	$(491,117)	$814,059
Amortization expense	-	-	(74,895)	(74,895)
Balance as of December 31, 2019	3,676	1,301,500	(566,012)	739,164
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2020	$3,676	$1,301,500	$(640,908)	$664,268
Weighted average remaining amortization period at December 31, 2020 (in years)	-	8.9

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2019	$2,944	$488,173	$491,117
Amortization expense	368	74,527	74,895
Balance as of December 31, 2019	3,312	562,700	566,012
Amortization expense	364	74,531	74,895
Balance as of December 31, 2020	$3,676	$637,231	$640,907